Payables and Other Current Liabilities - Information on Average Payment Period to Suppliers (Details) - Spain - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Payments to Suppliers [Line Items]
Ratio of payments	52 days	53 days
Ratio of outstanding invoices	39 days	39 days
Weighted average
Payments to Suppliers [Line Items]
Weighted average maturity period	51 days	51 days
Total payments
Payments to Suppliers [Line Items]
Financial liabilities	€ 8,424	€ 7,897
Outstanding invoices
Payments to Suppliers [Line Items]
Financial liabilities	€ 1,221	€ 1,211